UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Sep. 30, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, allowance	¥ 62	¥ 50
Loan receivables - current, net of allowance	53	48
Amounts due from related parties current, net of allowance	37	17
Other current assets, net of allowance	5	6
Amounts due from related parties , net of allowance	0	0
Loan receivables, net of allowance	6	4
Other assets, net of allowance	¥ 1	¥ 1
Ordinary shares, shares authorized | shares	80,000,000,000	80,000,000,000
Ordinary shares, shares issued | shares	3,262,285,720	3,255,971,250
Ordinary shares, shares outstanding | shares	3,109,265,860	3,120,746,090
Treasury shares, shares | shares	48,768,740	30,974,040